Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 3,258	$ 7,073
Accounts receivable, net	6,181	5,341
Inventories	45,098	36,692
Financial assets available for sales	47	242
Deposits, prepayments and other receivables	8,215	1,965
Total current assets	64,999	52,381
Non-current assets:
Property and equipment, net	1,591	1,817
Right-of-use assets	774	1,592
Investment in equity securities	2,200	2,200
Deferred tax assets	11	11
Total non-current assets	4,576	5,620
TOTAL ASSETS	69,575	58,001
Current liabilities:
Accounts payable and accrued liabilities	6,940	4,758
Customer deposits	5,567	3,238
Bank borrowings	12,641	4,588
Lease liabilities	4,581	3,482
Income tax payable		313
Total current liabilities	44,804	31,478
Long-term liabilities:
Bank borrowings		431
Lease liabilities	4,686	4,265
Total long-term liabilities	4,686	4,696
TOTAL LIABILITIES	49,490	36,174
Shareholders’ equity
Ordinary share, par value $0.00025, 10,000,000,000 shares authorized, 33,330,000 and 30,840,000 ordinary shares issued and outstanding as of December 31, 2024 and 2023, respectively	9	8
Additional paid-in capital	20,140	18,945
Retained earnings	170	3,024
Accumulated other comprehensive loss	(234)	(150)
Total shareholders’ equity	20,085	21,827
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	69,575	58,001
Related Party [Member]
Current assets:
Amounts due from related parties	2,200	1,068
Current liabilities:
Amounts due to related parties	$ 15,075	$ 15,099